Average Annual Total Returns (Core Fundamental Holdings Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Since Inception	7.13%
Date of Inception	May 01, 2009
S&P 500 Index
Average Annual Return:
One Year	15.06%
Since Inception	27.07%
Date of Inception	May 01, 2009
Combined Index
Average Annual Return:
One Year	12.13%
Since Inception	19.12%
Date of Inception	May 01, 2009
Series I, Core Fundamental Holdings Trust
Average Annual Return:
One Year	9.79%
Since Inception	17.38%
Date of Inception	Apr. 30, 2010
Series II, Core Fundamental Holdings Trust
Average Annual Return:
One Year	9.65%
Since Inception	17.29%
Date of Inception	May 01, 2009
Series III, Core Fundamental Holdings Trust
Average Annual Return:
One Year	10.08%
Since Inception	17.74%
Date of Inception	May 01, 2009